Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	$ 23,521
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	20,958
Mortgage loans, allowance for credit loss	26	$ 15
Fixed Maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	17,556
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	15,070
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	15,070
Total fixed maturities, available-for-sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	17,326
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	14,845
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	14,845
U.S. government and government agencies and authorities (guaranteed and sponsored)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,340
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,010
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,010
States, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	961
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	803
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	803
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	442
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	404
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	404
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,599
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,331
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,331
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	9,637
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	8,205
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	8,205
All other mortgage-backed and asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	3,347
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	3,092
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	3,092
Fixed maturities, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	230
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	225
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	225
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	21
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	22
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	22
Non-redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	182
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	160
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	160
Total equity securities, at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	203
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	182
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	182
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	2,045
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	2,019
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,534
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,534
Other Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	35
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	35
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	35
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	741
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	741
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	741
Investment funds, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	262
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	232
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	232
Investment funds accounted for under the equity method
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,145
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	$ 1,145